Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total revenue	₺ 17,632,064	₺ 14,285,561	₺ 12,769,415
Adjusted EBITDA	6,228,254	4,619,509	4,140,544
Bad debt expense	(36,278)	(211,384)	(196,588)
Profit for the period	2,037,759	1,543,803	1,903,551
Profit/(loss) from discontinued operations		42,164	(367,336)
Profit from continuing operations	2,037,759	1,585,967	1,536,215
Income tax expense	571,758	423,160	667,112
Finance income	(1,090,449)	(1,064,794)	(756,039)
Finance costs	1,413,315	1,237,593	799,514
Other income	(74,438)	(78,569)	(44,454)
Other expenses	773,329	312,801	270,446
Depreciation and amortization	2,596,980	2,203,351	1,667,750
Consolidated adjusted EBITDA	6,228,254	4,619,509	4,140,544
Operating segments [member] | Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	15,418,446	12,767,912	11,466,282
Adjusted EBITDA	5,593,837	4,160,861	3,759,590
Bad debt expense	49,468	(195,472)	(187,963)
Consolidated adjusted EBITDA	5,593,837	4,160,861	3,759,590
Operating segments [member] | International segment [member]
Disclosure of operating segments [line items]
Total revenue	1,026,181	855,728	844,416
Adjusted EBITDA	263,962	235,348	245,959
Bad debt expense	(6,070)	(5,956)	(8,292)
Consolidated adjusted EBITDA	263,962	235,348	245,959
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	1,187,437	661,921	458,717
Adjusted EBITDA	374,314	222,849	134,484
Bad debt expense	(79,676)	(9,956)	(333)
Consolidated adjusted EBITDA	374,314	222,849	134,484
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Adjusted EBITDA	(3,859)	451	511
Consolidated adjusted EBITDA	(3,859)	451	511
Reportable segments [member]
Disclosure of operating segments [line items]
Total revenue	17,632,064	14,285,561	12,769,415
Reportable segments [member] | Operating segments [member] | Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	15,450,136	12,787,592	11,480,890
Reportable segments [member] | Operating segments [member] | International segment [member]
Disclosure of operating segments [line items]
Total revenue	1,067,078	874,692	856,147
Reportable segments [member] | Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	1,187,454	661,923	458,563
Reportable segments [member] | Intersegment eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(72,604)	(38,646)	(26,185)
Intersegment eliminations [member] | Operating segments [member] | Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	(31,690)	(19,680)	(14,608)
Intersegment eliminations [member] | Operating segments [member] | International segment [member]
Disclosure of operating segments [line items]
Total revenue	(40,897)	(18,964)	(11,731)
Intersegment eliminations [member] | Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	(17)	(2)	154
Intersegment eliminations [member] | Intersegment eliminations [member]
Disclosure of operating segments [line items]
Total revenue	₺ 72,604	₺ 38,646	₺ 26,185